Intangible assets (Details) - Schedule of estimated future amortization expense	Dec. 31, 2022 USD ($)
Schedule Of Estimated Future Amortization Expense Abstract
2023	$ 53,561
2024	53,561
2025	53,561
2026	53,561
2027	53,561
Thereafter	214,035
Total	$ 481,840